Subsequent Events (Details Narrative) - USD ($)					6 Months Ended
	May 22, 2025	Oct. 08, 2024	Oct. 03, 2024	Mar. 23, 2023	Sep. 30, 2024	May 31, 2025	May 16, 2025	May 05, 2025	Apr. 08, 2025	Apr. 01, 2025	Mar. 31, 2025	Mar. 07, 2025	Mar. 06, 2025	Dec. 31, 2024	Nov. 07, 2024	Dec. 31, 2023	Nov. 28, 2023	Oct. 31, 2023	Oct. 04, 2023	Sep. 30, 2023	Sep. 09, 2023
Globallink Investment Inc [Member]
Subsequent Event [Line Items]
Aggregate deposit amount on trust account											$ 3,560,000			$ 3,270,000			$ 27,730,000	$ 130,000	$ 130,000		$ 130,000
Promissory note					$ 3,736,066									4,445,458		$ 1,757,255
Debt Instrument, Convertible, Conversion Price													$ 10.00
Globallink Investment Inc [Member] | Third Party [Member]
Subsequent Event [Line Items]
Promissory note											30,000
Globallink Investment Inc [Member] | Promissory Note 2 [member]
Subsequent Event [Line Items]
Extension fees payment				$ 250,000
Promissory note bears interest percentage				6.00%
Borrowings available for withdrawal					250,000						$ 250,000			$ 250,000
Notes Payable				$ 250,000
Alps Life Science Inc [Member]
Subsequent Event [Line Items]
Number of shares issued and fully paid
Number of shares issued and fully paid					58,041,998															46,698,702
Alps Life Science Inc [Member] | Non adjusting Events [Member]
Subsequent Event [Line Items]
Number of shares issued and fully paid		$ 580
Number of shares issued and fully paid		58,041,998
Subsequent Event [Member] | Globallink Investment Inc [Member]
Subsequent Event [Line Items]
Aggregate deposit amount on trust account			$ 60,000			$ 360,000	$ 120,000								$ 60,000
Trust account deposit								$ 60,000	$ 60,000
Notes Payable												$ 2,000,000	$ 2,000,000
Debt Instrument, Convertible, Conversion Price												$ 10.00	$ 10.00
Subsequent Event [Member] | Globallink Investment Inc [Member] | Three Tranches [Member]
Subsequent Event [Line Items]
Aggregate deposit amount on trust account													$ 180,000
Trust account deposit													$ 60,000
Subsequent Event [Member] | Globallink Investment Inc [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Fee amount	$ 5,025,000
Deferred underwriting commission	4,025,000
Fee income	$ 1,000,000
Business combination shares issued	4,187,500
Subsequent Event [Member] | Globallink Investment Inc [Member] | Third Party [Member]
Subsequent Event [Line Items]
Amount withdrawn from promissory note										$ 270,000
Promissory note										$ 300,000
Subsequent Event [Member] | Globallink Investment Inc [Member] | Promissory Note 2 [member]
Subsequent Event [Line Items]
Extension fees payment			$ 300,000
Promissory note bears interest percentage			6.00%
Borrowings available for withdrawal			$ 300,000